Vanguard Institutional Total Stock Market Index Fund
Summary Prospectus
April 27, 2012
Institutional Shares & Institutional Plus Shares

Vanguard Institutional Total Stock Market Index Fund Institutional Shares (VITNX)
Vanguard Institutional Total Stock Market Index Fund Institutional Plus Shares (VITPX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
April 27, 2012, are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 (if you are an individual investor) or 888-809-8102
(if you are a client of Vanguard's Institutional Division), or by sending an e-mail request to online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Institutional Shares or Institutional Plus Shares of the Fund. “Acquired Fund Fees and
Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies.
Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. They have no impact on the costs associated with fund operations. Acquired Fund Fees and
Expenses are not included in the Fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

Shareholder Fees
(Fees paid directly from your investment)

	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional	Institutional Plus
	Shares	Shares
Management Expenses	0.040%	0.020%
12b-1 Distribution Fee	None	None
Other Expenses	None	None
Acquired Fund Fees and Expenses	0.007%	0.007%
Total Annual Fund Operating Expenses[1]	0.047%	0.027%
1 The Total Annual Fund Operating Expenses in this table have been restated to reflect current operating expenses for the Fund.

Examples

The following examples are intended to help you compare the cost of investing in the
Fund’s Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$5	$15	$27	$60
Institutional Plus Shares	$3	$9	$15	$35

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund’s performance.
During the most recent fiscal year, the Fund’s portfolio turnover rate was 12%.

Primary Investment Strategies
The Fund employs an indexing investment approach designed to track the performance of the MSCI US Broad Market Index, which represents 99.5% or more of the total market capitalization of all the U.S. common stocks regularly traded on the
New York Stock Exchange and the Nasdaq over-the-counter market. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the full Index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock market. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.
The Fund’s target index may, at times, become focused in stocks of a particular sector, category, or group of companies.

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index. Index sampling risk for the Fund should be low.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s
Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of the Fund‘s target index and other comparative indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the
Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Institutional Total Stock Market Index Fund
Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 16.96% (quarter ended June 30, 2009), and the lowest return for a quarter was
–22.65% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2011
	1 Year	5 Years	10 Years
Vanguard Institutional Total Stock Market Index Fund Institutional Shares
Return Before Taxes	1.09%	0.35%	3.93%
Return After Taxes on Distributions	0.79	0.04	3.59
Return After Taxes on Distributions and Sale of Fund Shares	1.06	0.25	3.31
Vanguard Institutional Total Stock Market Index Fund Institutional Plus Shares
Return Before Taxes	1.11%	0.37%	3.95%
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Dow Jones U.S. Total Stock Market Index	0.52%	0.28%	3.90%
Spliced Institutional Total Stock Market Index	1.08	0.29	3.88
MSCI US Broad Market Index	1.08	0.29	—

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Institutional Shares and may differ for each share class.
After-tax returns are not relevant for a shareholder who holds fund shares in a tax-
deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
The Vanguard Group, Inc.

Portfolio Manager

Michael Perre, Principal of Vanguard. He has managed the Fund since its inception in 2001.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Institutional Shares	Institutional Plus Shares
To open and maintain an account	$100 million	$200 million
To add to an existing account	Generally $100 (other than	Generally $100 (other than
	by Automatic Investment	by Automatic Investment
	Plan, which has no	Plan, which has no
	established minimum).	established minimum).

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Institutional Total Stock Market Index Fund Institutional Shares—Fund Number 870
Institutional Total Stock Market Index Fund Institutional Plus Shares—Fund Number 871

THIS FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS
DIRECT OR INDIRECT INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING,
COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”). THE MSCI INDEXES ARE THE EXCLUSIVE
PROPERTY OF MSCI. MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN
LICENSED FOR USE FOR CERTAIN PURPOSES BY VANGUARD. NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR
WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THIS FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE
ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THIS FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO
TRACK CORRESPONDING STOCK MARKET PERFORMANCE. MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN
TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED
AND CALCULATED BY MSCI WITHOUT REGARD TO THIS FUND OR THE ISSUER OR OWNER OF THIS FUND. NONE OF THE MSCI
PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUERS OR OWNERS OF THIS FUND INTO CONSIDERATION IN
DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES. NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR
HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THIS FUND TO BE ISSUED OR IN
THE DETERMINATION OR CALCULATION OF THE CONSIDERATION INTO WHICH THIS FUND IS REDEEMABLE. NONE OF THE
MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE OWNERS OF THIS FUND IN CONNECTION WITH THE
ADMINISTRATION, MARKETING OR OFFERING OF THIS FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES
FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE
ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE
MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, LICENSEE’S
CUSTOMERS OR COUNTERPARTIES, ISSUERS OF THE FUNDS, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY,
FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED
HEREUNDER OR FOR ANY OTHER USE. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS
OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE
MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY
DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO ANY MSCI
INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE
MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES
(INCLUDING WITHOUT LIMITATION LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

© 2012 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SPI 870 042012